STOCK-BASED COMPENSATION PLANS (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012 plan	Aug. 31, 2011 plan	Aug. 31, 2013 Total Stock-Based Compensation Expense Included in Operating Expenses [Member]	Aug. 31, 2012 Total Stock-Based Compensation Expense Included in Operating Expenses [Member]	Aug. 31, 2011 Total Stock-Based Compensation Expense Included in Operating Expenses [Member]	Jan. 24, 2012 Long-Term Incentive Plan [Member]	Aug. 31, 2013 Long-Term Incentive Plan [Member]	Aug. 31, 2011 Long-Term Incentive Plan [Member]	Aug. 31, 2011 Broad Based Program [Member]	Aug. 31, 2013 Stock Appreciation Rights [Member]	Aug. 31, 2012 Stock Appreciation Rights [Member]	Aug. 31, 2011 Stock Appreciation Rights [Member]	Aug. 31, 2013 Restricted Stock Units [Member]	Aug. 31, 2013 Phantom Stock [Member]	Aug. 31, 2012 Phantom Stock [Member]	Aug. 31, 2011 Phantom Stock [Member]	Aug. 31, 2013 Director Plan [Member]	Aug. 31, 2012 Director Plan [Member]	Aug. 31, 2011 Director Plan [Member]	Aug. 31, 2013 Nonqualified stock options [Member]	Aug. 31, 2012 Nonqualified stock options [Member]	Aug. 31, 2011 Nonqualified stock options [Member]	Aug. 31, 2013 Minimum [Member]	Aug. 31, 2013 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 100,000,000	$ 130,000,000	$ 105,000,000	$ 100,000,000	$ 130,000,000	$ 105,000,000
Compensation cost capitalized as part of inventory	3,000,000	6,000,000	7,000,000
Number of plans		3	3
Number of shares authorized							33,600,000.0		8,600,000.0	33,030
Additional shares authorized							25,000,000.0
Decrease in remaining shares available								2.7
Shares available for grant								28,000,000.0
Plan term								10 years
Vesting period	3 years																							3 years	5 years
Share-based liabilities paid											1,000,000	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	4,000,000
Grant date fair value											1,000,000			1,000,000	1,000,000			13,000,000
Awards outstanding and vested																		257,943
Options Exercisable, Options	11,527,208
Options Exercisable, Weighted-Average Remaining Contractual Life (Years)	4 years
Options Exercisable, Weighted-Average Exercise Price	$ 61.16
Nonqualified stock options vested or expected to vest																					15,442,671
Weighted average contractual term																					5 years
Weighted average exercise price																					$ 65.26
Exercisable intrinsic value	424,000,000																				505,000,000
Weighted average grant date fair value																					$ 21.46	$ 21.87	$ 19.62
Exercises in period intrinsic value																					272,000,000	201,000,000	123,000,000
Pretax unrecognized compensation expense																					$ 36,000,000
Weighted average remaining vesting period																					2 years